Financial Assets Delivered as Guarantee - Summary of Financial Assets Delivered as Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 132,891,084	$ 95,353,885
For transactions with the BCRA [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	68,117,546	77,305,535
For guarantee deposits [member]
Disclosure of financial assets [line items]
Guaranteed financial assets	34,326,813	$ 18,048,350
For repurchase agreements [Member]
Disclosure of financial assets [line items]
Guaranteed financial assets	$ 30,446,725